Borrowings - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total Borrowings	$ 7,457	$ 1,170
Less: Loan from lessor, current portion	(119)	(126)
Total Borrowings, net of current portion	7,338	1,044
DTU Financing
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,015	$ 1,170	$ 1,300
EIB Loan Agreement
Disclosure of detailed information about borrowings [line items]
Total Borrowings	$ 6,442